Stock Incentive Plans - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 13, 2018	Aug. 04, 2018	Jul. 29, 2017	Aug. 04, 2018	Jul. 29, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016	Mar. 24, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of number of option vested						60.00%
Stock based compensation ,post tax				$ 52,126	$ 5,740	$ 9,102	$ 11,828	$ 2,265
Contractual life of options						10 years
Stock based unrecognized compensation which is expected to be recognized						$ 4,000
Total fair value of modification awards recognized									$ 9,000
Fair value of modification awards recognized						1,800	7,200
Intrinsic value of options exercised						7,600	1,200	3,500
Intrinsic value of option vested and expected to vest						53,900
Income tax benefit from stock option excercised						$ 3,100	$ 500	1,400
Number of shares, authorized shares		300,000,000	305,000,000	300,000,000	305,000,000	305,000,000	305,000,000
Stock-based Compensation expense		$ 51,200	$ 2,100	$ 52,100	$ 5,700
Treasury Shares, value		$ 19,109		$ 19,109
Share reacquired to satisfy tax withholding				782
Decrease In Number Of Common Stock Outstanding				782
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite vesting service period						3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite vesting service period						5 years
Pre-Tax [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation ,post tax						$ 9,102	$ 11,828	2,265
Post Tax [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation ,post tax						$ 5,400	$ 7,100	$ 1,400
Ebitda [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of number of option vested						40.00%
2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved and not issued		985,369		985,369
Number of shares, authorized shares		13,148,058		13,148,058
Common stock options to purchase, exercise price				$ 17.00
Stock options to purchase common stock				2,510
2011 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share granted under stock incentive plans	0					12,068,364
Number of share future granted under stock incentive plans						326,669
2012 Director Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share granted under stock incentive plans	0					350,000
Number of share future granted under stock incentive plans						276,500
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share granted under stock incentive plans				2,943,000
Number of share future granted under stock incentive plans		989,000		989,000
Restricted stock options to purchase, grant date fair value				$ 22.00
Number of vested share under restricted stock award				1,954
Restricted Stock [Member] | 2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock options to purchase common stock				2,943
Restricted stock options to purchase, grant date fair value				$ 22.00